CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2024
CASH AND CASH EQUIVALENTS.
Schedule of cash and cash equivalents

	December 31,
	2024	2023

	U.S. dollars in thousands
Cash in bank	1,882	5,569
Short-term bank deposits	2,735	-
	4,617	5,569